Supplemental disclosure on the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Cash Flow Supplemental Disclosures Table Text Block

(In thousands)	2014	2013	2012

Income taxes paid	$54,520	$51,047	$189,468
Interest paid	696,631	318,342	388,250
Non-cash activities:
Loans transferred to other real estate	$154,358	$228,009	$294,993
Loans transferred to other property	38,958	33,997	25,685
Total loans transferred to foreclosed assets	193,316	262,006	320,678
Transfers from loans held-in-portfolio to loans held-for-sale	2,161,669	448,143	141,378
Transfers from loans held-for-sale to loans held-in-portfolio	41,293	27,016	10,325
Loans securitized into investment securities[1]	899,604	1,391,594	1,330,743
Trades receivables from brokers and counterparties	66,949	71,680	137,542
Trades payable to brokers and counterparties	2,000	3,576	3,581
Recognition of mortgage servicing rights on securitizations or asset transfers	12,583	19,262	18,495
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	194,514	-
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

Net Cash Disbursement BPNA Sale [Table Text Block]

(In thousands)	December 31, 2014
Loans held-for-sale	$1,739,101
Premises and equipment, net	16,223
Other assets	16,853
Deposits	(2,009,816)
Other liabilities	(6,611)
Net liabilities sold	$(244,250)